PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net

	December 31,
	2012	2011
Cost:

Leasehold improvements	$3,817	$3,830
Machinery and equipment	9,126	11,542
Computer, software and peripheral equipment	11,593	16,013
Office furniture and equipment	2,184	3,819
Motor vehicles	52	69
	26,772	35,273

Accumulated depreciation	19,178	29,079

Property and equipment, net	$7,594	$6,194